RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

During the nine months ended September 30, 2016 and 2015, the Group entered into the following significant related party transactions:

		Nine Months Ended September 30,
Related companies	Nature of transactions	2016	2015
Transactions with affiliated companies
Crown’s subsidiaries and its associated company	Consultancy fee expense	$411	$355
	Purchase of property and equipment	138	32
	Software license fee expense	234	234
	Management fee expense	625	—
Lisboa Holdings Limited (“Lisboa”)(1)	Office rental expense	1,094	1,231
Melco’s subsidiaries	Consultancy fee expense	411	354
	Purchase of property and equipment	315	4,716
	Service fee expense(2)	474	559
	Other service fee income	1,023	523
Shun Tak Holdings Limited and its subsidiary and associated company (collectively referred to as the “Shun Tak Group”)(1)	Office rental expense	—	179
	Traveling expense(3)	2,973	2,864
	Advertising and promotional expense	210	—
Sky Shuttle Helicopters
Limited (“Sky Shuttle”)(1)	Traveling expense	583	697
Sociedade de Jogos de
Macau S.A. (“SJM”)(1)	Traveling expense(3)	262	306
Sociedade de Turismo e Diversões de Macau, S.A. and its subsidiaries (collectively referred to as the “STDM Group”)(1)	Office rental expense	1,088	1,088
	Service fee expense	134	149
New Cotai, LLC(4)	Consultancy fee expense	128	—

Notes

(1)	Companies in which a relative/relatives of Mr. Lawrence Yau Lung Ho, the Company’s Chief Executive Officer, has/have beneficial interests.
(2)	The amounts mainly represent the Company’s reimbursement to Melco’s subsidiary for service fees incurred on its behalf for rental, office administration, travel and security coverage for the operation of the office of the Company’s Chief Executive Officer.
(3)	Traveling expenses including ferry and hotel accommodation services within Hong Kong and Macau.
(4)	New Cotai, LLC is a noncontrolling shareholder who owns 40% interests in Studio City International Holdings Limited, a majority-owned subsidiary of the Company.

During the nine months ended September 30, 2016, there is no significant change to the terms of the balances with related parties as disclosed in the Company’s audited consolidated financial statements as of December 31, 2015.